Financial instruments per category	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments per category

18. Financial instruments per category

December 31	2022	2021	2022	2021
	Fair value through profit or loss		At amortized cost
Assets in the consolidated statement of financial position
Other non-current receivables	—	—	7,848	5,534
Trade receivables	—	—	100,955	105,519
Other current receivables	—	—	6,063	6,982
Short-term investments	—	249,937	—	—
Cash and cash equivalents	—	—	82,644	295,572
Total	—	249,937	197,510	413,607

December 31	2022	2021	2022	2021
	Fair value through profit or loss		At amortized cost
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions	—	—	52,590	5,987
Derivatives (part of 'Other current liabilities')	316	—	—	—
Trade payables	—	—	82,516	93,043
Accrued expenses	—	—	90,869	85,987
Total	316	—	225,975	185,017

Short-term investments

Some of the cash received in the IPO which occurred in 2021 was invested in different short-term investments for the purpose of securing and increasing the value until the cash is needed for investments in the business, including, for example, new production facilities. The short-term investments as of December 31, 2021 are made in SEK and USD. As of December 31, 2022, the Group has no short-term investments.

Funds consist of primarily “money market funds”, i.e. a kind of mutual fund that invests in highly liquid, near-term instruments and high-credit-rating, debt-based securities with a short-term maturity.

Bonds and certificates consist of corporate bonds and commercial papers.

The change in fair value recorded in the profit and loss for 2022 was a loss of $1.8 million (2021: loss of $0.2 million, 2020: -). The fair value changes are included in Finance expenses in the consolidated statement of operations.

Fair value hierarchy

This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Specific valuation techniques used in level 2 to value financial instruments include:

•
for short-term investments, quoted market prices or dealer quotes for similar instruments,
•
for interest rate swaps, the present value of the estimated future cash flows based on observable yield curves, and
•
for foreign currency forwards, the present value of future cash flows based on the forward exchange rates at the balance sheet date

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

Recurring fair value measurements at December 31, 2022	Level 1	Level 2	Level 3
Financial liabilities
Derivatives	—	316	—
Total financial liabilities	—	316	—

Recurring fair value measurements at December 31, 2021	Level 1	Level 2	Level 3
Financial assets
Short-term investments	—	249,937	—
Total financial assets	—	249,937	—

There were no transfers between the levels during 2022 and 2021.

The carrying amount of short-term liabilities to credit institutions and other financial instruments in the Group is a reasonable approximation of fair value since they are short-term, and the discount effect is not significant.